11. SECURED CONVERTIBLE DEBENTURE, NET OF DEBT DISCOUNT (Tables)	12 Months Ended
Jun. 30, 2014
Secured Convertible Debenture Net Of Debt Discount Tables
Schedule of secured convertible debentures	Secured convertible debentures, net of debt discount, consist of the following:
	June 30, 2014	June 30, 2013
Convertible Debentures	$9,854	$7,500
Debt discount	(3,926)	(4,896)
	$5,928	$2,604

Schedule of principal payments due in future
Period Ending June 30,
2015	$6,250
2016	3,604
$9,854